Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property, Plant and Equipment	Depreciation provisions are based upon the following estimated useful lives:

Asset Category	Depreciation Period
Computers	3 years
Furniture and fixtures	5-7 years
Leasehold improvements	Shorter of estimated useful life of asset or remaining lease term
The following table presents the detail of property and equipment, net as follows (in thousands):

	December 31,
	2021	2020
Computers	$1,306	$1,346
Furniture and fixtures	3,740	3,906
Leasehold improvements	13,663	13,660
Internal-use software	21,635	20,850
Total property and equipment	40,344	39,762
Less: Accumulated depreciation and amortization	(19,470)	(14,839)
Total property and equipment, net	$20,874	$24,923

Schedule of Accrued Expenses and Other Current Liabilities
The following table presents the detail of accrued expenses and other current liabilities as follows (in thousands):

	December 31,
	2021	2020
Accrued merchant fees	$11	$172
Income and other tax liabilities	1,074	185
Accrued legal expenses and open claims	488	382
Lease incentive, current	—	491
Accrued interest	—	259
Accrued professional services	918	872
Other current liabilities	530	386
Total accrued expenses and other current liabilities	$3,021	$2,747

Schedule of Accrued Expenses and Other Current Liabilities
The following table presents the detail of accrued expenses and other current liabilities as follows (in thousands):

	December 31,
	2021	2020
Accrued merchant fees	$11	$172
Income and other tax liabilities	1,074	185
Accrued legal expenses and open claims	488	382
Lease incentive, current	—	491
Accrued interest	—	259
Accrued professional services	918	872
Other current liabilities	530	386
Total accrued expenses and other current liabilities	$3,021	$2,747